                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                             -----------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.
Institutional Investment Manager Filing this Report:
Name:    SELZ CAPITAL, LLC
Address: 600 FIFTH AVENUE (25TH FLOOR)
         NEW YORK NY 10020
Form 13F File Number:  28-028-10873
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:    BERNARD SELZ
Title:   MANAGING MEMBER
Phone:   (212) 218-8270
Signature, Place, and Date of Signing:
------------------------   NEW YORK, NY      FEBRUARY 1, 2006
[Signature]                [City, State]     [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:               0
 Form 13F Information Table Entry Total:         42
 Form 13F Information Table Value Total: $  207,048
                                         (thousands)
 List of Other Included Managers:
 Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
     No.       Form 13F File Number          Name
               28-                           NONE
     ----      ---------------------
     [Repeat as necessary.]
                          FORM 13F INFORMATION TABLE

          Column 1                 Column 2      Column 3  Column 4        Column 5         Column 6              Column 8
----------------------------------------------------------------------------------------------------------------------------------
                                                             Value                         Investment        Voting Authority
       Name of Issuer          Title of Class     Cusip    (x$1000)  Shares or Prn Amount  Discretion    Sole    Shared     None
----------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD          COM               G3223R108     6,412       63,900   SH         SOLE      10,000     --       53,900
WEATHERFORD INTERNATIONAL LT  COM               G95089101       907       25,066   SH         SOLE       5,012     --       20,054
AT&T INC                      COM               00206R102     8,265      337,467   SH         SOLE      70,927     --      266,540
AMERICAN TOWER CORP           CL A              029912201     1,897       70,000   SH         SOLE      11,000     --       59,000
ANNALY MTG MGMT INC           COM               035710409       341       31,200   SH         SOLE          --     --       31,200
CANON INC                     ADR               138006309     6,130      104,200   SH         SOLE      23,000     --       81,200
CENTEX CORP                   COM               152312104     4,289       60,000   SH         SOLE      12,000     --       48,000
COLGATE PALMOLIVE CO          COM               194162103     3,840       70,000   SH         SOLE      16,000     --       54,000
COMPTON PETE CORP             COM               204940100    11,763      800,000   SH         SOLE     133,000     --      667,000
CRAY INC                      COM               225223106       439      330,200   SH         SOLE          --     --      330,200
CROWN HOLDINGS INC            COM               228368106     3,320      170,000   SH         SOLE      38,000     --      132,000
ENSCO INTL INC                COM               26874Q100     1,331       30,000   SH         SOLE       7,000     --       23,000
EPIQ SYS INC                  COM               26882D109     1,854      100,000   SH         SOLE      24,000     --       76,000
EL PASO CORP                  DBCV 2/2          28336LAC3       545    1,000,000  PRN         SOLE     220,000     --      780,000
ESPEED INC                    CL A              296643109     3,855      500,000   SH         SOLE     118,000     --      382,000
FLAMEL TECHNOLOGIES SA        SPONSORED ADR     338488109     6,646      352,000   SH         SOLE      50,900     --      301,100
FREEPORT-MCMORAN COPPER & GO  CL B              35671D857     4,573       85,000   SH         SOLE      14,000     --       71,000
GOLDCORP INC NEW              W EXP 05/30/2007  380956144     1,316      312,500   SH         SOLE      55,000     --      257,500
GOLDCORP INC NEW              COM               380956409    18,660      837,500   SH         SOLE     180,250     --      657,250
GRACE W R & CO DEL NEW        COM               38388F108       752       80,000   SH         SOLE      13,000     --       67,000
HIGHLAND HOSPITALITY CORP     COM               430141101       553       50,000   SH         SOLE          --     --       50,000
ISTAR FINL INC                COM               45031U101     3,847      107,900   SH         SOLE      10,000     --       97,900
ISHARES INC                   MSCI JAPAN        464286848     4,056      300,000   SH         SOLE      66,000     --      234,000
KB HOME                       COM               48666K109     5,086       70,000   SH         SOLE      16,000     --       54,000
KINDER MORGAN MANAGEMENT LLC  SHS               49455U100     2,347       51,635   SH         SOLE      14,635     --       37,000
MEMC ELECTR MATLS INC         COM               552715104     8,868      400,000   SH         SOLE      88,000     --      312,000
MCKESSON CORP                 COM               58155Q103     5,159      100,000   SH         SOLE      21,000     --       79,000
MESA AIR GROUP INC            COM               590479101     9,052      865,408   SH         SOLE     153,000     --      712,408
PRECISION DRILLING TR         TR UNIT           740215108     2,475       75,000   SH         SOLE      12,000     --       63,000
RANDGOLD RES LTD              ADR               752344309     3,452      214,000   SH         SOLE      41,100     --      172,900
RIMAGE CORP                   COM               766721104     4,057      140,000   SH         SOLE      27,400     --      112,600
SEABRIGHT INSURANCE HLDGS IN  COM               811656107     1,663      100,000   SH         SOLE       9,000     --       91,000
SIEBEL SYS INC                COM               826170102     1,587      150,000   SH         SOLE      31,000     --      119,000
SPIRIT FIN CORP               COM               848568309       454       40,000   SH         SOLE          --     --       40,000
SPRINT NEXTEL CORP            COM FON           852061100     3,971      170,000   SH         SOLE      40,000     --      130,000
STREETTRACKS GOLD TR          GOLD SHS          863307104     2,063       40,000   SH         SOLE       5,700     --       34,300
SUPERIOR ENERGY SVCS INC      COM               868157108     2,526      120,000   SH         SOLE      24,000     --       96,000
TESCO CORP                    COM               88157K101    32,028    1,731,700   SH         SOLE     220,000     --    1,511,700
3-D SYS CORP DEL              COM NEW           88554D205     9,999      555,500   SH         SOLE      81,000     --      474,500
VENTAS INC                    COM               92276F100     6,308      197,000   SH         SOLE          --     --      197,000
WRIGHT EXPRESS CORP           COM               98233Q105     9,900      450,000   SH         SOLE     100,000     --      350,000
ZI CORP                       COM               988918108       462      320,000   SH         SOLE      80,000     --      240,000
                                                            -------
                                                            207,048
                                                            =======
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